Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Lease Arrangements
Schedule of future minimum rentals, expected to be earned on non cancellable time charters

The future minimum rentals, expected to be earned on non-cancellable time charters consisted of the following as of December 31, 2019 (in thousands):

2020	$383,412
2021	339,528
2022	270,307
2023	187,727
2024	57,070
2025 and thereafter	62,214
Total future rentals	$1,300,258

The future minimum rentals, expected to be earned on non-cancellable time charters consisted of the following as of December 31, 2018 (in thousands):

2019	$366,659
2020	345,174
2021	319,423
2022	257,533
2023	172,454
2024 and thereafter	116,111
Total future rentals	$1,577,354